EMPLOYEE BENEFIT PLANS (Effect of One-percentage-point Change in Assumed Health Care Cost Trend Rates) (Detail) - Post Retirement Medical Plan [Member] $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Effect on total of service and interest cost components, 1% increase	$ 0.0
Effect on total of service and interest cost components, 1% decrease	0.0
Effect on accumulated postretirement benefit obligation, 1% increase	0.2
Effect on accumulated postretirement benefit obligation, 1% decrease	$ (0.2)